Statements of Net Assets Available for Benefits - EBP 025 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value	$ 474,643,502	$ 366,888,771
Non-interest bearing cash	0	1,497
Receivables:
Company contributions	702,183	625,998
Participant contributions	44,576	0
Investment income	82,493	88,873
Notes receivable from participants	8,045,643	6,968,604
Total receivables	8,874,895	7,683,475
Total assets	483,518,397	374,573,743
LIABILITIES
Fees payable	22,357	14,495
Refund of excess contributions	0	910
Total liabilities	22,357	15,405
NET ASSETS AVAILABLE FOR BENEFITS	$ 483,496,040	$ 374,558,338